Contents of Significant Accounts - Sensitivity Analysis (Detail) - TWD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease (increase) in defined benefit obligation due to 0.5% increase in actuarial assumptions	$ 154,095	$ 137,615
Decrease (increase) in defined benefit obligation due to 0.5% decrease in actuarial assumptions	$ (163,088)	$ (144,683)
Percentage increase in actuarial assumptions	0.50%	0.50%
Percentage decrease in actuarial assumptions	0.50%	0.50%
Rate of future salary increase [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease (increase) in defined benefit obligation due to 0.5% increase in actuarial assumptions	$ (137,421)	$ (117,784)
Decrease (increase) in defined benefit obligation due to 0.5% decrease in actuarial assumptions	$ 131,562	$ 113,478
Percentage increase in actuarial assumptions	0.50%	0.50%
Percentage decrease in actuarial assumptions	0.50%	0.50%